Amy Latkin Vice President and Associate General Counsel w: 212.224.1840 c: 646.662.6632

February 22, 2021

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street NE

Washington DC 20549

Re:	Mutual of America Variable Insurance Portfolios, Inc. (the “Registrant”)

Registration Statement on Form N-1A (File no. 333-232095 and 811-23449)

Post-effective amendment to Rule 485(a)(1) of the Securities Act of 1933

Request for Selective Review of Initial Registration Statement on Form N-4

Ladies and Gentlemen:

Contemporaneously herewith, the above named Registrant is filing a post-effective amendment under Rule 485(a)(1) of the Securities Act of 1933. This is to advise that there are two reasons for the filing under Rule 485(a)(1). The first is to revise the disclosure for the International Fund as it transitions from primarily investing in ETFs to primarily investing directly in the securities of companies primarily in the countries represented in the MSCI EAFE Index. Second, the prospectus disclosure updates certain changes in the portfolio managers for certain funds. Please note that information as of December 31, 2020, including performance and fund operating expense information, will be updated in a post-effective amendment under Rule 485(b) prior to the effective date.

The Registrant respectfully requests that the Staff afford selective review of the Registration Statement on Form N-1A (333-232095 and 811-23449), filed on February 22, 2021, together with all exhibits thereto (collectively, the “Registration Statement”), in accordance with Securities Act Release No. 6510 (Feb. 15, 1984), limited to the matters discussed above.

The prospectus and SAI included in the Registration Statement are substantially similar to the prospectus and SAI included in the most recent post-effective amendment to the Investment Corporation Registration Statement, Post-Effective Amendment No. 1 (File No. 811-23449), that was filed under Rule 485(b) of the 1933 Act in December 2019. The only substantive changes pertain to the changes to the International Fund, and the changes of portfolio managers. The Initial Registration Statement was filed under Rule 485(a) in June 2019 and reviewed by the SEC Staff. Responses to SEC Staff comments to the Initial Registration Statement were included in Pre-Effective Amendment No. 2 filed in November 2019. Please note the Registrant commenced operations on January 24, 2020. The Registrant will file a post-effective amendment that will include 2020 financial statements, performance and similar updates.

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com

For your convenience, please contact us if you would like to see the marked prospectus in Word format and we will send that to you directly. If you have any questions or need additional information, please do not hesitate to contact the undersigned at the above telephone number, or my colleague, Scott Rothstein at 212-224-1530, at your earliest convenience. We appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin

cc: Scott H. Rothstein, Esq.

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com